FRANKLIN TEMPLETON INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906

August 4, 2009

Filed Via EDGAR
Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549

RE:  FRANKLIN NEW YORK TAX-FREE TRUST
        File No. 333-160124

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus that would have been filed under Rule 497(b) does not differ from that contained in Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, which was filed electronically with the Securities and Exchange Commission on July 27, 2009.

Sincerely yours,

FRANKLIN NEW YORK TAX-FREE TRUST

/s/ David P. Goss
Vice President

MRD/mrd

cc:      Matthew DiClemente, Esq.
     Kristin Ives, Esq.